Financial instruments and financial risk management (Details 1) - CAD ($)	Mar. 31, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 136,913,330	$ 27,988,471
Accounts payable	(4,476,918)	(2,408,302)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash	113,997,420	736,623
Accounts payable	$ (2,450,239)	$ (1,520,823)